Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [abstract]
Summary of changes in deferred tax

Changes in deferred tax
in EUR million 2023	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate difference s	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	81	-10	-3	-4		64
Financial assets and liabilities at FVPL	-2,739		1,264	13		-1,461
Depreciation	-13		-6	3	4	-13
Cash flow hedges	752	-251		1		502
Pension and post-employment benefits	-54	31	-7	-4		-33
Other provisions	59		-12	-3	4	48
Loans and advances	612	8	-140	-6	2	475
Unused tax losses carried forward	327		-128	11	-1	209
Other	-251	13	90	-2	-4	-154
Total	-1,227	-209	1,059	10	5	-362
Presented in the statement of financial position as:
– Deferred tax liabilities	-2,652					-1,447
– Deferred tax assets	1,425					1,085
	-1,227					-362

Changes in deferred tax
in EUR million 2022	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	-71	151	5	-3		81
Financial assets and liabilities at FVPL	746		-3,493	9		-2,739
Depreciation	-7		-5	-2		-13
Cash flow hedges	-126	875		2		752
Pension and post-employment benefits	-49	6	-13	8	-7	-54
Other provisions	19		44	-4		59
Loans and advances	430		177	-3	7	612
Unused tax losses carried forward	199		137	-8		327
Other	-148	-123	26	-6		-251
Total	991	910	-3,122	-5		-1,227
Presented in the statement of financial position as:
– deferred tax liabilities	-311					-2,652
– deferred tax assets	1,303					1,425
	991					-1,227

Summary of deferred tax in connection with unused tax losses carried forward

Deferred tax in connection with unused tax losses carried forward
in EUR million	2023	2022
Total unused tax losses carried forward	1,870	2,668
Unused tax losses carried forward not recognised as a deferred tax asset	815	937
Unused tax losses carried forward recognised as a deferred tax asset	1,055	1,731

Average tax rate	19.9%	21.1%
Deferred tax asset	209	365

Summary of total unused tax losses carried forward analysed by expiry terms

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax		Deferred tax
in EUR million	2023	2022	2023	2022
Within 1 year				591
More than 1 year but less than 5 years	126	120	633	587
More than 5 years but less than 10 years	9	9	2	2
More than 10 years but less than 20 years
Unlimited	681	808	421	550
	815	937	1,055	1,731

Breakdown of certain net deferred tax asset positions by jurisdiction

Breakdown of certain net deferred tax asset positions by jurisdiction
in EUR million	2023	2022
Poland	244	391
France		70
Slovakia	1
China	2
Australia	1
Hong Kong	8	6
United States of America		1
Türkiye	41	7
Taiwan	11	8
	308	483

Summary of taxation by type

Taxation by type
	Netherlands			Rest of the world			Total
in EUR million	2023	2022	2021	2023	2022	2021	2023	2022	2021
Current taxation	601	498	459	2,121	1,510	1,448	2,722	2,008	1,908
Deferred taxation	-141	901	269	-918	2,221	129	-1,059	3,122	399
	460	1,399	729	1,202	3,731	1,578	1,662	5,130	2,306

Reconciliation of weighted average statutory income tax rate to effective income tax rate

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
in EUR million	2023	2022	2021
Result before tax from continuing operations	6,037	17,358	8,385
Weighted average statutory tax rate	22.7%	27.5%	24.7%
Weighted average statutory tax amount	1,371	4,770	2,074

Permanent differences affecting current tax
Participation exemption	-43	-64	-68
Other income not subject to tax	-68	-40	-32
Expenses not deductible for tax purposes	398	403	201
Current tax from previously unrecognised amounts	1	10	51
State and local taxes	99	68	64
Adjustments to prior periods	-72	-29	-12
Differences affecting deferred tax
Impact on deferred tax from change in tax rates	2	5	9
Deferred tax benefit from previously unrecognised amounts	-30	-3	-18
Write-off/reversal of deferred tax assets	4	10	37
Effective tax amount	1,662	5,130	2,306

Effective tax rate	27.5%	29.6%	27.5%

Summary of income tax related to other comprehensive income

Income tax related to components of other comprehensive income
in EUR million	2023	2022	2021
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	-7	142	17
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	-3	8	12
Changes in cash flow hedge reserve	-251	875	233
Remeasurement of the net defined benefit asset/liability	31	6	-54
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	2	19	-8
Exchange rate differences and other	19	-141	-77
Total income tax related to components of other comprehensive income	-209	910	123